Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Warrant Liabilities

Note 5. Warrant Liabilities

Warrants terms

The Company has issued Series A Warrants, Series B Warrants and Series C Warrants (the “Warrants”).

The Company’s Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the Company’s cash or cash equivalents to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these Warrants. Accordingly, the Warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company may be obligated to settle Warrants in cash in the case of a Fundamental Transaction.

The Company classified the Warrants as liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the latest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of latest inception date first until either all of the Series B Warrants are settled or expire. The Series B Warrants expired on February 12, 2016.

In accordance with the guidance under ASC 815-40-25, we have evaluated that we have a sufficient number of authorized and unissued shares as March 31, 2016, to settle all existing commitments.

Series A Warrants

The Company has issued 2,449,605 Series A Warrants to purchase shares of its Common Stock at an exercise price of $6.50 per share in connection with the unit offering offered in the Company’s initial public offering (“IPO”) described in Note 2. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019.

Upon the completion of the IPO, the Series A Warrants started trading on the NASDAQ under the symbol CAPNW. As the Series A Warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these the Series A Warrants.

Since their issuance, a total of 24,000 Series A Warrants have been exercised. As of March 31, 2016, the fair value of the 2,425,605 outstanding Series A Warrants was approximately $558 thousand, and the decrease of $655 thousand in fair value during the three months ended March 31, 2016 was recorded as other income in the statement of operations.

Series B Warrants

The Company issued 2,449,605 Series B Warrants to purchase shares of its Common Stock at an exercise price of $6.50 per share in connection with the Initial Public Offering. The unexercised Series B Warrants expired on February 12, 2016.

The net decrease in carrying amount of the Series B Warrants for the three months ended March 31, 2016 was $865 thousand, of which $271 thousand was attributed to the change in fair value of the warrant liability during the three months ended March 31, 2016 and was recorded as other expense in the consolidated statement of operations. Factors contributing to the change in fair value of the Series B Warrants include the trading price of the Common Stock and term remaining to expiration of the Series B Warrants.

Before the expiration date of February 12, 2016, certain holders of Series B warrants cashless exercised a total of 102,300 warrants resulting in the issuance of 485,202 shares of Common Stock and the derecognition of approximately $594 thousand, in Series B Warrant liability, respectively for the three months ended March 31, 2016, which was recorded as additional paid-in capital.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 589,510 shares of the Company’s Common Stock at an exercise price of $6.50 per share, resulting in the de-recognition of $6.7 million of Series B Warrant liability and gross proceeds to the Company of approximately $3.8 million based on the exercise price of the Series B Warrants. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s Common Stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $6.25 per share and will expire on March 5, 2020.

In April 2015, the Company issued a tender offer to the remaining holders of Series B Warrants to induce the holders to cash exercise the outstanding Series B Warrants in exchange for new Series C Warrants with an exercise price of $6.25 per share that expire on March 5, 2020. The tender offer was extended to warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015 and expired on July 24, 2015. During July 2015, certain Series B Warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 905 shares of Capnia Common Stock, the issuance of 905 Series C Warrants and proceeds to the Company of $5,882.

The new Series C Warrants are exercisable into 590,415 shares of the Company’s Common Stock. As of March 31, 2016, the fair value of the Series C Warrants was determined to be $219 thousand. The decline in the fair value of the Series C Warrants of $244 thousand in the three months ended March 31, 2016 was recorded as other income in the consolidated statement of operations.

The Company has calculated the fair value of the Series C Warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	March 31, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	3.92	4.17
Expected dividend yield	—%	—%
Risk-free rate	1.03%	1.76%

Note 6. Warrant Liabilities

Warrants terms

The Company has issued Series A Warrants, Series B Warrants and Series C Warrants (the “Warrants”).

The Company’s Series A, Series B and Series C Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the IPO or Private Transaction proceeds to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these warrants. Accordingly, the warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company may be obligated to settle warrants in cash in the case of a Fundamental Transaction.

Additionally, the terms of the Series B Warrants do not explicitly limit the potential number of shares, thereby the exercise of the Series B Warrants could result in the Company’s obligation to deliver a potentially unlimited number of shares upon settlement. As such, share settlement is not considered to be within the control of the Company.

The Company classified the Series A, Series B, and C Warrants as liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the latest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of latest inception date first until either all of the Series B warrants are settled or expire. (see Note 15)

In accordance with the guidance under ASC 815-40-25, we have evaluated that we have a sufficient number of authorized and unissued shares as December 31, 2015, to settle all existing commitments.

Series A Warrants

The Company has issued 2,449,605 Series A Warrants to purchase shares of its Common Stock at an exercise price of $6.50 per share in connection with the IPO unit offering described in Note 2. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019.

Upon the completion of the IPO, the Series A warrants started trading on the NASDAQ under the symbol CAPNW. As the warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these warrants.

During the year ended December 31, 2015, a total of 24,000 Series A Warrants were exercised. As of December 31, 2015, the fair value of the 2,425,605 outstanding Series A warrants was approximately $1.2 million, and the increase of $0.4 million in fair value during the year ended December 31, 2015 was recorded as other expense in the statement of operations.

Series B Warrants

The Company has issued 2,449,605 Series B Warrants to purchase shares of its Common Stock at an exercise price of $6.50 per share in connection with the IPO unit described in Note 2. The Series B Warrants are exercisable at any time prior to the expiration of the 15-month term on February 12, 2016. In the event that the market price of the Company’s Common Stock falls below $6.50 at any time between March 12, 2015 and February 12, 2016 (expiration date), the Series B Warrants will become exercisable on a cashless basis for a number of common shares that increases as the market price of the Company’s Common Stock decreases, and exercisable at a discount to the tracking price of the Common Stock at the time. The result is an inverse relationship between the fair value of the shares and the number of shares issuable upon exercise.

As of December 31, 2015 and December 31, 2014 the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of the warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	December 31, 2015	December 31, 2014
Volatility	90%	87%
Expected Term (years)	0.12	1.10
Expected dividend yield	—%	—%
Risk-free rate	0.65%	0.26%

In addition to the assumptions above, the Company’s estimated fair value of the Series B Warrant liability is calculated using other key assumptions. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact on future operating results.

The net decrease in carrying amount of the Series B Warrants for the year ended December 31, 2015 was $16.6 million, of which $2.7 million was attributed to the change in fair value of the warrant liability during the three months ended December 31, 2015 and was recorded as other expense in the consolidated statement of operations. Factors contributing to the change in fair value of the warrants include the trading price of the Common Stock and term remaining to expiration of the warrants.

During the year ended December 31, 2015, certain holders of Series B warrants cashless exercised a total of 1,713,045 warrants resulting in the issuance of 5,879,560 shares of Common Stock and the derecognition of approximately $12.5 million, in Series B Warrant liability, respectively for the year ended December 31, 2015, which was recorded as additional paid-in capital.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 589,510 shares of the Company’s Common Stock at an exercise price of $6.50 per share, resulting in the de-recognition of $6.7 million of Series B warrant liability and gross proceeds to the Company of approximately $3.8 million based on the exercise price of the Series B warrants. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s Common Stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $6.25 per share and will expire on March 5, 2020.

The Company has calculated the fair value of the Series C warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	December 31, 2015	March 5, 2015
Volatility	90%	86%
Expected Term (years)	4.17	5.00
Expected dividend yield	—%	—%
Risk-free rate	1.76%	1.35%

In April 2015, the Company issued a tender offer to the remaining holders of Series B warrants to induce the holders to cash exercise the outstanding Series B warrants in exchange for new Series C Warrants with an exercise price of $6.25 per share that expire on March 5, 2020. The tender offer was extended to warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015 and expired on July 24, 2015. During July 2015, certain Series B warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 905 shares of Capnia Common Stock, the issuance of 905 Series C Warrants and proceeds to the Company of $5,882.

The new Series C Warrants are exercisable into 590,415 shares of the Company’s Common Stock. As of December 31, 2015, the fair value of the Series C Warrants was determined to be $0.5 million. The decline in the fair value of the warrants of $2.6 million in the year ended December 31, 2015 was recorded as other income in the consolidated statement of operations.